ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Sep. 30, 2025
Gansu QLS
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Schedule of subsidiaries

	Ownership as of	Ownership as of
	September 30,	September 30,
	2025	2024
Moshangfa (Gansu) Fertilizer Industry Co., Ltd (formerly Jiuquan Qiming Biotechnology Co., Ltd, “Moshangfa”)	100%	100%
Chengdu Qilianshan Biotechnology Co., Ltd (“Chengdu QLS”)	79.71%	79.71%
Jiuquan Ahan Biotechnology Co., Ltd. (“Ahan”)	100%	100%
Tibet Samen Trading Co., Ltd (“Samen”) (1)	—%	—%
Tibet Cangmen Trading Co., Ltd (“Cangmen”)	100%	100%
Rugao Tianlu Animal Products Co., Ltd (“Rugao”)	79.71%	79.71%
Chongqing Shengfu Biological Technology Co., Ltd (“Chongqing”)	79.71%	79.71%

(1)Samen was dissolved in June 2023, the business of which continues via the operation of the Company’s other subsidiaries.